Financial instruments and financial risk management - Additional information (Details) - USD ($)		3 Months Ended		6 Months Ended
	Jan. 01, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Financial instruments and financial risk management
Impact of net loss	$ (14,539,226)	$ (149,958)	$ 121,203	$ (55,618)	$ 109,043
Percentage of volatility used was increased				10.00%
Derivative financial liabilities		$ 600		$ 600
Increase in derivative liabilities if volatility used was increased by 10%					371,925
Interest rate risk
Financial instruments and financial risk management
Impact of net loss				$ 88,186	36,500
Decrease in market interest rates				0.10%
Foreign exchange risk
Financial instruments and financial risk management
Change in the CAD to the USD exchange rate				10.00%
Impact of net loss				$ 86,715	$ 177,583